STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4%
Municipal Securities - 6.1%
California Earthquake Authority, Revenue Bonds, Ser. A	5.49	7/1/2024	2,000,000		1,991,739
Chicago II, GO, Refunding, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,080,622
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		231,548
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. D	2.08	11/1/2023	500,000		492,516
Mesa Utility System, Revenue Bonds, Ser. B	2.90	7/1/2023	1,000,000		997,796
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. C	0.49	3/15/2024	1,750,000		1,685,730
Tennessee School Bond Authority, Revenue Bonds, Refunding, Ser.A	0.22	11/1/2023	1,500,000		1,467,504
				8,947,455
U.S. Government Agencies Collateralized Mortgage Obligations - 16.5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3527, Cl. DA	4.00	4/15/2029	2,142	[b]	2,136
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	49,146	[b]	48,596
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	209,132	[b]	205,877
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	133,860	[b]	131,857
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	409,627	[b]	401,496
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	242,240	[b]	236,549
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	569,482	[b]	555,460
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	362,008	[b]	353,350
Federal Home Loan Mortgage Corp., REMIC, Ser. 3830, Cl. NB	4.50	2/15/2039	184,841	[b]	183,724
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	497,205	[b]	486,793
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	244,722	[b]	236,381
Federal Home Loan Mortgage Corp., REMIC, Ser. 3987, Cl. A	2.00	9/15/2026	24,813	[b]	24,329

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 16.5% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 3998, Cl. KG	2.00	11/15/2026	516,159	[b]	504,620
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	101,732	[b]	96,961
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	509,516	[b]	492,454
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	516,252	[b]	488,632
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	136,401	[b]	128,657
Federal Home Loan Mortgage Corp., REMIC, Ser. 4304, Cl. DA	2.50	1/15/2027	56,599	[b]	55,761
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	668,804	[b]	630,588
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD	3.00	7/15/2037	549,826	[b]	537,034
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	210,465	[b]	204,651
Federal Home Loan Mortgage Corp., REMIC, Ser. 4425, Cl. VM	4.00	1/15/2035	1,760,705	[b]	1,745,746
Federal Home Loan Mortgage Corp., REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	245,980	[b]	240,057
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	837,042	[b]	801,196
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	567,445	[b]	537,773
Federal National Mortgage Association, REMIC, Ser. 2005-63, Cl. HB	5.00	7/25/2025	14,231	[b]	14,082
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	294,456	[b]	290,007
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	204,225	[b]	199,370
Federal National Mortgage Association, REMIC, Ser. 2012-127, Cl. DH	4.00	11/25/2027	1,267	[b]	1,259
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	711,976	[b]	670,906
Federal National Mortgage Association, REMIC, Ser. 2012-152, CI. PC	1.75	8/25/2042	1,174,808	[b]	1,132,643
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	181,461	[b]	171,349

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 16.5% (continued)
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	594,445	[b]	558,579
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	93,241	[b]	89,965
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	209,702	[b]	197,069
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	664,942	[b]	625,749
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	255,733	[b]	245,135
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	869,045	[b]	817,871
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	403,153	[b]	393,832
Federal National Mortgage Association, REMIC, Ser. 2017-99, Cl. VM	3.50	3/25/2029	1,478,132	[b]	1,425,615
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	751,426	[b]	731,926
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	353,940		342,114
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	380,394		363,941
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	359,583		350,417
Government National Mortgage Association, Ser. 2016-23, CI. KA	4.21	1/20/2031	114,537		112,515
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,817,860		1,746,689
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	1,694,901		1,637,633
Government National Mortgage Association, Ser. 2022-90, CI. KB	3.00	9/20/2044	1,487,016		1,418,722
Government National Mortgage Association, Ser. 2022-94, Cl. A	3.50	8/20/2031	1,349,697		1,324,424
				24,192,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 27.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A2	2.81	1/25/2025	1,437,422	[b]	1,388,898
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K724, Cl. A2	3.06	11/25/2023	1,651,024	[b]	1,631,730
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K725, Cl. A2	3.00	1/25/2024	726,824	[b]	714,474
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2	3.50	1/25/2026	1,486,299	[b]	1,444,049
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	1,435,508	[b]	1,383,575
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	1,287,825	[b]	1,256,346
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1	2.90	4/25/2026	1,854,670	[b]	1,815,513
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	704,266	[b]	669,916
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X3FX, Cl. A1FX	3.00	3/25/2025	1,679,537	[b]	1,639,514
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB22, Cl. A7F	1.98	9/25/2023	240,224	[b]	237,419
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2016-SB25, Cl. A7F	2.58	10/25/2023	48,241	[b]	47,596
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB41, Cl. A10F	2.94	9/25/2027	1,663,938	[b]	1,555,389
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H	5.76	4/25/2038	577,480	[b,c]	571,777

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 27.0% (continued)
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB61, Cl. A5F	2.86	1/25/2024	1,459,972	[b]	1,436,265
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	684,545	[b,c]	656,532
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	361,266	[b,c]	349,753
Federal National Mortgage Association, ACES, Ser. 2014-M1, Cl. A2	2.90	7/25/2023	215,648	[b]	214,365
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	224,399	[b]	217,657
Federal National Mortgage Association, ACES, Ser. 2014-M3, Cl. A2	3.50	1/25/2024	1,113,481	[b]	1,094,875
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.54	7/25/2024	1,804,327	[b]	1,751,150
Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K045, Cl. A2	3.02	1/25/2025	1,356,755	[b]	1,314,281
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.70	7/16/2051	782,388		738,348
Government National Mortgage Association, Ser. 2012-142, CI. BC	2.46	3/16/2049	1,218,938		1,123,653
Government National Mortgage Association, Ser. 2012-150, CI. A	1.90	11/16/2052	617,587		536,270
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	365,358		357,222
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	556,935		538,540
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.01	8/16/2053	1,312,724		1,232,660
Government National Mortgage Association, Ser. 2013-29, CI. AB	1.77	10/16/2045	162,230		148,406
Government National Mortgage Association, Ser. 2013-29, CI. AD	1.51	8/16/2041	333,155		323,669
Government National Mortgage Association, Ser. 2014-109, Cl. B	3.12	9/16/2051	23,259		23,190
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.87	12/16/2046	982,859		940,592
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	455,337		424,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 27.0% (continued)
Government National Mortgage Association, Ser. 2017-70, CI. A	2.50	10/16/2057	87,250		86,181
Government National Mortgage Association, Ser. 2017-94, CI. AK	2.40	5/16/2051	1,228,864		1,131,348
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,266,287		1,205,665
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	266,245		253,527
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,266,691		1,221,683
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,041,848		973,306
Government National Mortgage Association, Ser. 2022-147, CI. A	2.20	10/16/2062	1,974,956		1,818,726
Government National Mortgage Association, Ser. 2022-3, CI. AM	1.60	9/16/2051	969,563		825,176
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,837,703		2,545,364
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,933,553		1,751,336
				39,590,454
U.S. Government Agencies Mortgage-Backed - 23.1%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			2,137,933	[b]	2,050,879
3.50%, 10/1/2026-5/1/2027			315,559	[b]	306,192
4.50%, 11/1/2024-2/1/2034			373,018	[b]	371,571
Federal National Mortgage Association:
1.91%, 9/1/2051, 1 Month SOFR +2.35%			2,519,989	[b,c]	2,338,578
2.25%, 1/1/2024			372,912	[b]	367,639
2.39%, 6/1/2025			590,844	[b]	570,957
2.45%, 4/1/2025			2,703,401	[b]	2,584,403
2.50%, 11/1/2026-3/1/2028			2,665,064	[b]	2,538,377
2.72%, 3/1/2024			2,000,000	[b]	1,948,688
2.74%, 1/1/2050, 12 Month LIBOR +1.59%			1,295,569	[b,c]	1,275,860
2.88%, 11/1/2049, 12 Month LIBOR +1.61%			1,880,531	[b,c]	1,851,243
2.88%, 6/1/2024			903,657	[b]	875,083
2.89%, 4/1/2024-1/1/2025			3,000,000	[b]	2,912,400
2.94%, 9/1/2047, 12 Month LIBOR +1.62%			1,740,359	[b,c]	1,711,964
2.95%, 11/1/2025			1,000,000	[b]	958,909
3.00%, 1/1/2028			320,847	[b]	310,043
3.09%, 8/1/2023			1,000,000	[b]	991,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Mortgage-Backed - 23.1% (continued)
3.11%, 12/1/2024			1,878,869	[b]	1,820,294
3.16%, 11/1/2049, 12 Month LIBOR +1.61%			1,555,378	[b,c]	1,507,355
3.45%, 7/1/2025			1,650,803	[b]	1,601,328
3.50%, 2/1/2031			1,615,019	[b]	1,561,425
4.00%, 7/1/2029-3/1/2034			812,002	[b]	797,929
5.00%, 3/1/2027			40,303	[b]	40,223
5.10%, 10/1/2024			673,188	[b]	668,415
Government National Mortgage Association I:
3.00%, 5/15/2027			1,202,080		1,162,045
4.00%, 8/15/2024-7/15/2027			216,685		213,755
Government National Mortgage Association II:
3.00%, 4/20/2027			286,599		265,087
3.50%, 3/20/2026			101,096		99,028
4.50%, 7/20/2024-5/20/2025			240,939		236,851
				33,938,361
U.S. Government Agencies Obligations - 2.3%
Federal Home Loan Bank, Bonds	3.13	4/28/2025	1,500,000		1,447,476
Federal Home Loan Mortgage Corp., Notes	2.05	3/24/2025	2,000,000	[b]	1,896,785
				3,344,261
U.S. Treasury Securities - 23.4%
U.S. Treasury Notes	0.75	11/15/2024	5,500,000		5,190,840
U.S. Treasury Notes	2.75	5/15/2025	4,000,000		3,874,062
U.S. Treasury Notes	3.13	8/15/2025	4,000,000		3,901,250
U.S. Treasury Notes	3.25	8/31/2024	1,000,000	[d]	979,492
U.S. Treasury Notes	3.75	4/15/2026	3,000,000		2,973,984
U.S. Treasury Notes	3.88	1/15/2026	4,000,000		3,972,422
U.S. Treasury Notes	4.00	2/15/2026	4,250,000		4,236,470
U.S. Treasury Notes	4.13	1/31/2025	3,500,000		3,470,537
U.S. Treasury Notes	4.25	9/30/2024	1,995,000		1,978,596
U.S. Treasury Notes	4.25	12/31/2024	3,750,000		3,723,267
				34,300,920
Total Bonds and Notes (cost $150,533,087)			144,313,941
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,097,499)	5.19		2,097,499	[e]	2,097,499
Total Investments (cost $152,630,586)			99.8%	146,411,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	0.2%	230,386
Net Assets	100.0%	146,641,826

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $979,492 and the value of the collateral was $1,007,196, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	2,097,499	-	-	2,097,499
Municipal Securities	-	8,947,455	-	8,947,455
U.S. Government Agencies Collateralized Mortgage Obligations	-	24,192,490	-	24,192,490
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	39,590,454	-	39,590,454
U.S. Government Agencies Mortgage-Backed	-	33,938,361	-	33,938,361
U.S. Government Agencies Obligations	-	3,344,261	-	3,344,261
U.S. Treasury Securities	-	34,300,920	-	34,300,920

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized depreciation on investments was $6,219,146, consisting of $34 gross unrealized appreciation and $6,219,180 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.